Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments

Note 3. Derivative Instruments

Expanded disclosure is presented, in accordance with recent FASB guidance, to provide the users of the financial statements with an enhanced understanding of the use of derivative instruments, and how derivative and hedging activities affect financial position and operations.

The Company's derivative contracts are comprised of futures contracts. These derivative contracts are recorded on the statements of financial condition as assets measured at fair value and the related realized and unrealized gain (loss) associated with these derivatives is recorded in the statements of operations. The Company has considered the counterparty credit risk related to all its futures contracts and does not deem any counterparty credit risk material at this time. The Company does not consider any derivative instruments to be hedging instruments, as this term is generally understood under FASB guidance.

As of December 31, 2011 and 2010 the Total Index Series' derivative contracts had the following impact on the statement of financial condition:

Total Index Series

	Contract Risk	Location	Asset Derivatives December 31, 2011	Liability Derivatives December 31, 2011	Net
Futures:	Commodity price	Equity in broker trading account
Agriculture			$1,758,810	$(3,359,771)	$(1,600,961)
Energy			102,759	(1,566,761)	(1,464,002)
Metals			2,412,135	(6,381,251)	(3,969,116)

			$4,273,704	$(11,307,783)	$(7,034,079)

	Contract Risk	Location	Asset Derivatives December 31, 2010	Liability Derivatives December 31, 2010	Net
Futures:	Commodity price	Equity in broker trading account
Agriculture			$12,043,365	$(32,599)	$12,010,766
Energy			3,311,524	(45,953)	3,265,571
Metals			10,616,348	(4,994,752)	5,621,596

			$25,971,237	$(5,073,304)	$20,897,933

For the years ended December 31, 2011, 2010 and 2009 the Total Index Series' derivative contracts had the following impact on the statements of operations:

		Year ended December 31, 2011
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$(4,357,794)	$(13,715,042)	$(18,072,836)
Energy		11,987,561	(4,731,294)	7,256,267
Metals		(1,581,310)	(9,485,676)	(11,066,986)

		$6,048,457	$(27,932,012)	$(21,883,555)

		Year ended December 31, 2010
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$23,779,641	$10,811,173	$34,590,814
Energy		5,118,288	2,931,004	8,049,292
Metals		11,039,151	2,452,914	13,492,065

		$39,937,080	$16,195,091	$56,132,171

		Year ended December 31, 2009
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$4,038,968	$709,670	$4,748,638
Energy		12,910,221	(441,786)	12,468,435
Metals		9,031,927	5,992,779	15,024,706

		$25,981,116	$6,260,663	$32,241,779

For the years ended December 31, 2011, 2010 and 2009 the monthly average number of futures contracts bought and sold was approximately 7,055, 6,612 and 4,400 respectively.

Agricultural Sector Series

As of December 31, 2011 and 2010 the Agricultural Sector Series' derivative contracts had the following impact on the statements of financial condition:

	Contract Risk	Location	Asset Derivatives December 31, 2011	Liability Derivatives December 31, 2011	Net
Futures:	Commodity price	Equity in broker trading account
Agriculture			$188,335	$(406,588)	$(218,253)
Energy			—	—	—
Metals			—	—	—

			$188,335	$(406,588)	$(218,253)

	Contract Risk	Location	Asset Derivatives December 31, 2010	Liability Derivatives December 31, 2010	Net
Futures:	Commodity price	Equity in broker trading account
Agriculture			$1,796,274	$(4,778)	$1,791,496
Energy			—	—	—
Metals			—	—	—

			$1,796,274	$(4,778)	$1,791,496

For the years ended December 31, 2011, 2010 and 2009 the Agricultural Sector Series' derivative contracts had the following impact on the statements of operations:

		Year ended December 31, 2011
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$(789,315)	$(2,009,749)	$(2,799,064)
Energy		—	—	—
Metals		—	—	—

		$(789,315)	$(2,009,749)	$(2,799,064)

		Year ended December 31, 2010
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$3,251,109	$1,514,854	$4,765,963
Energy		—	—	—
Metals		—	—	—

		$3,251,109	$1,514,854	$4,765,963

		Year ended December 31, 2009
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$676,121	$64,753	$740,874
Energy		—	—	—
Metals		—	—	—

		$676,121	$64,753	$740,874

For the years ended December 31, 2011, 2010 and 2009 the monthly average number of futures contracts bought and sold was approximately 373, 477 and 500 respectively.

Energy Sector Series

As of December 31, 2011 and 2010 the Energy Sector Series' derivative contracts had no impact on the statement of financial condition.

For the year ended December 31, 2011 and 2009 the Energy Sector Series' derivative contracts had no impact on the statement of operations.

For the year ended December 31, 2010 the Energy Sector Series' derivative contracts had the following impact on the statement of operations:

	Year ended December 31, 2010
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$—	$—	$—
Energy		(206,448)	—	(206,448)
Metals		—	—	—

		$(206,448)	$—	$(206,448)

For the year ended December 31, 2010, the monthly average number of futures contracts bought and sold was approximately 75.